Revenues - Schedule of Revenues (Details) - ILS (₪)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Revenues	[1]	₪ 55,845	₪ 927,000

[1]	The Company’s revenues derived from consulting services rendered from operations.